Deferred Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets and liabilities, net	€ 74,562	€ 66,208	€ 61,300	€ 53,279
Unrecognised Gross Deferred Tax assets/(liabilities)	74,562	66,208
Unrecognized Net Deferred Tax assets/(liabilities)	74,562	66,208
Intangible asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets		0
Unrecognized deferred tax liabilities	(2,709)	(1,826)
Unrecognized deferred tax assets and liabilities, net	(2,709)	(1,826)
Tangible assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax liabilities	0	(26)
Unrecognized deferred tax assets and liabilities, net	0	(26)
Deferred tax asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	77,857	68,405
Netting by tax entity	(3,295)	(2,174)
Unrecognized Net Deferred Tax assets/(liabilities)	74,562	66,231
Deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	(3,295)	(2,197)
Netting by tax entity	3,295	2,174
Unrecognized Net Deferred Tax assets/(liabilities)		(23)
Contingent consideration liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	3,670	3,881
Unrecognized deferred tax assets and liabilities, net	3,670	3,881
RCA's [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	1,503	1,067
Unrecognized deferred tax assets and liabilities, net	1,503	1,067
Employee benefits liability [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	13	154
Unrecognized deferred tax assets and liabilities, net	13	154
Other temporary differences [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax liabilities	(586)	(346)
Unrecognized deferred tax assets and liabilities, net	(586)	(346)
Tax Losses Carry forward [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	72,671	63,302
Unrecognized deferred tax assets and liabilities, net	€ 72,671	€ 63,302